Net Income (Loss) Attributable to Common Stockholders per Share (Q2) - Schedule of Antidilutive Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,206,431	11,323,668	10,040,240	7,761,286
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,206,431	10,461,702	9,954,872	7,634,937
Common stock to be issued under the 2021 ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	70,602
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	791,364